51748 3/99
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED
MARCH 31, 1999 TO STATEMENTS OF ADDITIONAL INFORMATION
OF VARIOUS PUTNAM FUNDS:
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The third paragraph under the heading "Distribution Plans"
in Part II of the Statement of Additional Information is hereby deleted and the following inserted in its place:


Putnam Mutual Funds compensates qualifying dealers
(including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

CLASS A SHARES:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except that payments to dealers for shares held by class A qualified benefit plans are made at other rates, as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders investing at least $1 million or by employer-sponsored retirement plans that have at least 200 eligible employees or that are class A qualified benefit plans, unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

RATE                     FUND

0.25%                    All funds except for those listed below

0.20% for shares purchased on      Putnam High Yield Trust
or before 3/31/90; 0.25% for       Putnam U.S. Government Income Trust
shares purchased after 3/31/90

0.20% for shares purchased on      Putnam Municipal Income Fund
or before 5/7/92; 0.25% for
shares purchased after 5/7/92

0.20% for shares purchased on      Putnam Income Fund
or before 3/31/91; 0.25% for
shares purchased after 3/31/91

0.15% for shares purchased on      Putnam Tax Exempt Income Fund
or before 12/31/92; 0.20% for      Putnam California Tax Exempt Income Fund
shares purchased after 12/31/92    Putnam New Jersey Tax Exempt Income Fund
                                   Putnam New York Tax Exempt Income Fund

0.20%                    Putnam Tax-Free High Yield Fund
                         Putnam Tax-Free Insured Fund

0.15% for shares purchased on      Putnam Arizona Tax Exempt Income Fund
or before 3/5/93; 0.20% for        Putnam Florida Tax Exempt Income Fund
shares purchased after 3/5/93      Putnam Pennsylvania Tax Exempt Income Fund
0.15% for shares purchased on
or before 7/8/93; 0.20% for
shares purchased after 7/8/93

0.15% for shares purchased on      Putnam Massachusetts Tax Exempt Income Fund
or before 5/11/92; 0.20% for
shares purchased after 5/11/92

0.15% for shares purchased on      Putnam Michigan Tax Exempt Income Fund
or before 3/6/92; 0.20% for        Putnam Minnesota Tax Exempt Income Fund
shares purchased after 3/6/92      Putnam Ohio Tax Exempt Income Fund

0.15% for shares purchased on      Putnam New York Tax Exempt Opportunities Fund
or before 7/12/92; 0.20% for
shares purchased after 7/12/92

0.20% for shares purchased on      Putnam Balanced Retirement Fund
or before 12/31/89; 0.25% for      Putnam Convertible Income-Growth Trust
shares purchased after 12/31/89         The George Putnam Fund of Boston
                         The Putnam Fund for Growth and Income
                         Putnam Investors Fund
                         Putnam Vista Fund
                         Putnam Voyager Fund
                         Putnam Global Growth Fund
                         Putnam Global Natural Resources Fund

0.50% for shares purchased on      Putnam Diversified Equity Trust
or before 7/1/95; 0.25% for
shares purchased after 7/1/95

Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value of the plan's class A shares):
0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

CLASS B SHARES:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

RATE                     FUND

0.25%                    All funds except for those listed below


0.20% for shares purchased on      Putnam Tax-Free Insured Fund
or before 3/31/90; 0.25% for       Putnam Tax-Free High Yield
shares purchased after 3/31/90

0.20% but prepaid in first year         Putnam Arizona Tax Exempt Income Fund
                         Putnam California Tax Exempt Income Fund
                         Putnam Florida Tax Exempt Income Fund
                         Putnam Massachusetts Tax Exempt Income Fund
                         Putnam Michigan Tax Exempt Income Fund
                         Putnam Minnesota Tax Exempt Income Fund
                         Putnam New Jersey Tax Exempt Income Fund
                         Putnam New York Tax Exempt Income Fund
                         Putnam New York Tax Exempt Opportunities Fund
                         Putnam Ohio Tax Exempt Income Fund
                         Putnam Pennsylvania Tax Exempt Income Fund

CLASS C SHARES:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record).

RATE                     FUND

1.00%                       For all funds (except for Putnam Money Market Fund)

0.50%                       For Putnam Money Market Fund

CLASS M SHARES:

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record).

RATE                     FUND

0.15%                    Putnam Money Market Fund

0.40%                    All income and money
                         market funds (except for Putnam
                         Money Market Fund)

0.65%                    All growth, growth and
                         income and international and global
                         funds


Putnam Mutual Funds may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Mutual Funds and any applicable limits imposed by the National Association of Securities Dealers, Inc.